Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment

(6) Property, Plant and Equipment

Property, plant and equipment at March 31, 2012 and 2013 were composed of the following:

	Yen (Millions)
	2012	2013
Land	¥14,035	14,557
Buildings	24,383	26,213
Machinery and equipment	20,595	24,071
Tools, furniture and fixtures	14,216	16,191
Construction in progress	363	4,205

	73,592	85,237
Less accumulated depreciation	39,386	43,869

	¥34,206	41,368

Depreciation expense was ¥3,977 million, ¥4,326 million and ¥5,778 million for the years ended March 31, 2011, 2012 and 2013, respectively.